Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Detail) - Plan 2020-2023 [member] $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	774,150
Granted			774,150
Settled	(263,914)
Expired	(40,457)
Amount at the end of the fiscal year	469,779		774,150
Expense recognized during the fiscal year | $	$ 180		$ 108
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 4.75		$ 4.75